Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 134,350	$ 217,384
Accounts receivable	5,972,736	33,382
Inventories	153,209	2,071,708
Prepayments	274,417
Deposits paid	595,063	586,096
Total Current assets	7,129,775	2,979,171
Non-current assets
Property, plant and equipment, net	134,538	368,197
Right-of-use assets – operating lease	40,421	71,076
Deferred tax assets	44,248	13,725
Total non-current assets	219,207	452,998
Total assets	7,348,982	3,432,169
Current liabilities
Accounts payable		200,608
Accrued expenses and other payables	425,673	60,435
Operating lease liabilities - current	40,421	53,313
Borrowings	777,893
Current income tax payable	992,270	370,419
Total current liabilities	2,396,346	902,554
Non-current liabilities
Operating lease liabilities – non-current		17,763
Total liabilities	2,396,346	920,317
Commitments and contingencies
Shareholders’ equity
Common stock, $0.0001 par value; 500,000,000 shares authorized, 27,000,000 (2022: 27,000,000)* shares issued and outstanding	2,700	2,700
Additional paid-in capital	641,015	638,326
Retained earnings	4,308,921	1,870,826
Total shareholders’ equity	4,952,636	2,511,852
Total liabilities and equity	7,348,982	3,432,169
Related Party
Current assets
Accounts receivable from related parties		6,866
Amount due from a related party		63,735
Current liabilities
Amount due to a related party	$ 160,089	$ 217,779